QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively
Practus , LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value Opportunity Fund; REMS Real Estate Income 50/50 Fund; REMS International Real Estate Value Opportunity Fund; Select Value Real Estate Securities Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 84.09%

DIVERSIFIED/OTHER - 27.29%
Colony Northstar Inc., Class A	428,600	$2,408,732
iStar Financial Inc.	660,900	6,721,353
JBG SMITH Properties	125,400	4,227,234
Kennedy-Wilson Holdings, Inc.	475,200	8,268,480
The Howard Hughes Corp.	34,600	4,813,898
VEREIT, Inc.	933,400	6,496,464

		32,936,161

HEALTHCARE - 7.65%
Brookdale Senior Living, Inc.	326,800	2,192,828
HCP Inc.	302,900	7,036,367

		9,229,195

HOTEL - 8.19%
Hersha Hospitality Trust	265,900	4,759,610
RLJ Lodging Trust	263,437	5,121,215

		9,880,825

MULTI-FAMILY - 9.19%
American Homes 4 Rent	218,500	4,387,480
Five Point Holdings, LLC	84,700	1,207,822
Rayonier, Inc.	123,900	4,358,802
William Lyon Homes - Class A	41,400	1,138,086

		11,092,190

OFFICE/INDUSTRIAL - 25.24%
Brandywine Realty Trust	397,300	6,309,124
City Office REIT, Inc.	454,296	5,251,662
Cousins Property	778,200	6,754,776
Empire State Realty Trust Inc. “A”	332,600	5,584,354
Liberty Property Trust	133,700	5,311,901
New York REIT, Inc.	58,540	1,259,195

		30,471,012

RETAIL - 6.53%
Brixmor Property Group, Inc.	306,100	4,668,025
Kite Realty Group Trust	211,307	3,218,206

		7,886,231

TOTAL COMMON STOCKS - 84.09%		101,495,614

PREFERRED STOCK - 8.92%

DIVERSIFIED/OTHER - 4.00%
Farmland Partners Inc., Series B, 5.500%, 9/30/2021	85,560	2,133,866
iSTAR Financial Inc, Series I, 7.500%, 6/11//2018	109,200	2,697,240

		4,831,106

HOTEL - 2.17%
RLJ Lodging Trust, Series A, 1.950%	103,500	2,614,410

MORTGAGE REIT - 2.25%
Colony Northstar Inc., Series H, 7.125%, 4/13/2020	119,392	2,716,168

RETAIL - 0.50%
CBL & Associates Properties, Inc., Series D, 7.375%, 6/11/2018	35,300	606,454

TOTAL PREFERRED STOCKS - 8.92%		10,768,138

EXCHANGE TRADED FUNDS - 1.99%
Vanguard REIT ETF	31,800	2,399,946

TOTAL EXCHANGE TRADED FUNDS - 1.99%		2,399,946

MONEY MARKET - 4.37%
Money Market Fiduciary, 0.00274%*	5,273,980	5,273,980

NET INVESTMENTS IN SECURITIES - 99.37%		119,937,678
Other assets net of liabilities - 0.63%		756,059

NET ASSETS - 100.00%		$120,693,737

* Effective 7 day yield as of March 31, 2018.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$101,495,614	–	–	$101,495,614
Preferred Stocks	10,768,138	–	–	10,768,138
Exchange Traded Funds	2,399,946	–	–	2,399,946
Money Market	5,273,980	–	–	5,273,980

	$119,937,678	–	–	$119,937,678

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2018.

At March 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $115,930,267 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,779,448
Gross unrealized depreciation	(9,772,037)

Net unrealized appreciation	$4,007,411

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 44.34%

DIVERSIFIED/OTHER - 10.25%
Colony Northstar, Inc.	291,400	1,637,668
Kennedy-Wilson Holdings Inc.	136,600	2,376,840
Vereit, Inc.	348,100	2,422,776

		6,437,284

HEALTHCARE - 4.98%
HCP, Inc.	134,700	3,129,081

HOTEL - 6.68%
Hersha Hospitality Trust	158,546	2,837,973
RLJ Lodging Trust	69,900	1,358,856

		4,196,829

MULTI-FAMILY - 2.79%
CatchMark Timber Trust Inc.	140,700	1,754,529

OFFICE/INDUSTRIAL - 15.24%
Brandywine Realty Trust	160,700	2,551,916
City Office REIT Inc.	212,300	2,454,188
Gramercy Property Trust	84,200	1,829,666
Liberty Property Trust	68,800	2,733,424

		9,569,194

RETAIL - 4.40%
Brixmor Property Group, Inc.	128,800	1,964,200
Kite Realty Group	52,400	798,052

		2,762,252

TOTAL COMMON STOCKS - 44.34%		27,849,169

PREFERRED STOCK - 51.33%

CONVERTIBLE PREFERRED - 4.81%
Ramco-Gershenson Properties Trust, Series D, 7.250%	37,300	1,951,775
RLJ Lodging Trust, Series A, 1.950%	42,400	1,071,024

		3,022,799

DIVERSIFIED/OTHER -15.13%
Colony NorthStar, Inc., Series G, 7.500%, 6/19/2019	31,000	720,750
Digital Realty Trust Inc., Series C, 6.625%, 5/15/2021	17,500	474,775
Digital Realty Trust Inc., Series G, 5.875%, 6/11/2018	40,700	1,016,686
Farmland Partners Inc., Series B, 6.000%, 9/30/2021	30,400	758,176
ISTAR Financial Inc, Series D, 8.000%, 6/11/2018	41,500	1,044,970
ISTAR Financial Inc., Series I, 7.500%, 6/11/2018	46,700	1,153,490
National Storage Affiliates Trust, Series A, 6.000%, 10/11/2022	46,700	1,143,683
Public Storage, Series A, 5.8750%, 12/2/2019	30,200	780,670
Vereit, Inc., Series F, 6.700%, 1/3/2019	45,800	1,163,320
Vornado Realty Trust, Series L, 5.400% , 6/11/2018	51,900	1,245,600

		9,502,120

HEALTHCARE - 1.95%
Sabra Health Care REIT, Inc., Series A, 7.125%, 6/1/2018	48,800	1,224,880

HOTEL - 5.40%
Hersha Hospitality Trust, Series C, 6.875%, 6/11/2018	27,900	680,760
Hersha Hospitality Trust, Series D, 6.500%, 5/31/2021	19,700	459,798
LaSalle Hotel Properties, Series I, 6.375%, 6/11/2018	39,400	962,936
Summit Hotel Properties, Series E, 6.250%, 11/13/2022	26,900	646,649
Sunstone Hotel Investors, Series F, 6.450%, 5/17/2021	26,130	642,798

		3,392,941

INDUSTRIAL - 6.16%
Monmouth Real Estate Investment Corp., Series C, 6.1250%, 9/15/2021	31,500	765,450
PS Business Parks, Inc., Series U, 5.750%, 6/11/2018	44,600	1,103,404
PS Business Parks, Inc., Series X, 5.250%, 9/21/2022	9,400	220,148
PS Business Parks, Inc., Series Y, 5.200%, 12/07/2022	8,400	193,536
Rexford Industrial Realty, Series A, 5.875%, 8/16/2021	51,200	1,221,120
Rexford Industrial Realty, Series B, 5.875%, 11/13/2022	15,000	365,250

		3,868,908

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 - (unaudited)

	Shares	Fair Value

MORTGAGE REIT - 1.55%
Annaly Capital Management, Series C, 7.625%, 6/11/2018	19,950	508,126
Annaly Capital Management, Series D, 7.500%, 6/11/2018	18,300	462,075

		970,201

MULTI-FAMILY - 4.12%
American Homes 4 Rent, Series D, 6.500%, 5/24/2021	32,600	815,326
American Homes 4 Rent, Series E, 6.350%, 6/29/2021	17,000	421,770
Investors Real Estate Trust, Series C, 6.625%, 10/02/2022	30,400	703,152
UMH Properties, Inc., Series B, 8.000%, 10/20/2020	24,300	645,165

		2,585,413

OFFICE - 3.78%
Boston Properties, Inc., Series B, 5.250%, 6/11/2018	31,700	779,820
City Office REIT, Series A, 6.625%, 10/4/2021	40,000	952,000
SL Green Realty Corp., Series I, 6.500%, 6/11/2018	25,300	643,885

		2,375,705

RETAIL - 8.43%
CBL & Associates Properties, Inc., Series D, 7.375%, 6/11/2018	32,400	556,632
CBL & Associates Properties, Inc., Series E, 6.625%, 6/11/2018	16,800	267,120
Developers Diversified Realty Corp., Series J, 6.500%, 6/11/2018	14,000	323,540
Developers Diversified Realty Corp., Series K, 6.250%, 6/11/2018	27,740	615,551
General Growth Properties, Inc., Series A, 6.375%, 6/11/2018	27,700	685,298
Penn Real Estate Investment Trust, Series C, 7.200%, 1/27/2022	29,600	613,904
Saul Centers, Inc., Series C, 6.875%, 6/11/2018	14,700	367,500
Taubman Centers Inc., Series K, 6.250%, 6/11/2018	41,600	1,000,064
Washington Prime Group, Series I, 6.875%, 6/11/2018	42,300	867,150

		5,296,759

TOTAL PREFERRED STOCKS - 51.33%		32,239,726

TOTAL LONG POSITIONS - 95.67%		60,088,895

MONEY MARKET - 3.25%
Money Market Fiduciary 0.00274%*	2,038,447	2,038,447

NET INVESTMENTS IN SECURITIES - 98.92%		62,127,342
Other assets, net of liabilities - 1.08%		679,721

NET ASSETS -100%		$62,807,063

* Effective 7 day yield as of March 31, 2018.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$27,849,169	–	–	$27,849,169
Preferred Stocks	32,239,726			32,239,726
Money Market	2,038,447	–	–	2,038,447

	$62,127,342	–	–	$62,127,342

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2018.

At March 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $64,413,828 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,407,061
Gross unrealized depreciation	(5,693,547)

Net unrealized depreciation	$(2,286,486)

REMS INTERNATIONAL REAL ESTATE VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018
(unaudited)

Security Description	Shares	Fair Value

COMMON STOCK - 96.07%

Diversified - 29.83%
Ichigo	677,500	$2,960,740
Land Securities Group plc	179,600	2,361,155
Merlin Properties SOCIMI, S.A.	175,300	2,683,317
Swire Properties Ltd.	776,400	2,720,496
The Wharf (Holdings) Ltd.	703,300	2,415,068
Wharf Real Estate Investment Co. Ltd.	299,000	1,946,803
Wheelock & Co. Ltd.	361,000	2,637,974

		17,725,553

Hotel - 9.20%
Belmond Ltd.	222,800	2,484,220
Hispania Activos Inmobiliarios SOCIMI SA	140,300	2,983,123

		5,467,343

Multi-Family/Housing - 19.59%
Aedas Homes SL	69,900	2,571,687
Gateway Lifestyle Holdings Pty Ltd.	1,676,400	2,542,926
Glenveagh Properties plc	1,971,200	2,660,768
Irish Residential Properties	1,217,700	2,082,691
Vonovia SE	36,000	1,782,946

		11,641,018

Office/Industrial - 29.68%
BR Properties S.A.	225,900	618,548
CA Immobilien Anlagen AG	78,400	2,618,157
Corporacion Inmobiliaria Vesta SAB	1,922,300	2,853,844
Derwent London plc	58,100	2,528,426
Hibernia REIT plc	1,478,300	2,626,634
Mitsubishi Estate Co., Ltd.	140,000	2,302,523
National Storage REIT	1,972,400	2,378,393
VIB Vermogen AG	63,374	1,707,753

		17,634,278

Retail - 7.77%
Hysan Development Co. Ltd.	405,600	2,144,747
Shopping Centres Australasia Property Group	1,382,400	2,473,880

		4,618,627

TOTAL COMMON STOCK - 96.07%		57,086,819

MONEY MARKET - 2.81%
Money Market Fiduciary, 0.00274%*	1,668,710	1,668,710

NET INVESTMENTS IN SECURITIES - 98.88%		58,755,529
Other assets, net of liabilities - 1.12%		664,828

NET ASSETS - 100.00%		$59,420,357

* Effective 7 day yield as of March 31, 2018.

REMS INTERNATIONAL REAL ESTATE VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018
(unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$57,086,819	–	–	$57,086,819
Money Market	1,668,710	–	–	1,668,710

	$58,755,529	–	–	$58,755,529

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2018.

At March 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $53,814,288 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,730,053
Gross unrealized depreciation	(788,812)

Net unrealized appreciation	$4,941,241

SELECT VALUE REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 75.18%

DIVERSIFIED/OTHER - 27.06%
Colony NorthStar, Inc.	344,900	1,938,338
Gramercy Property Trust	151,400	3,289,922
The Howard Hughes Corp.	24,900	3,464,337
iSTAR Financial, Inc.	455,300	4,630,401
JBG SMITH Properties	77,600	2,615,896
Kennedy-Wilson Holdings, Inc.	278,800	4,851,120
VEREIT, Inc.	564,200	3,926,832

		24,716,846

HEALTHCARE - 6.57%
Brookdale Senior Living Inc.	226,600	1,520,486
HCP, Inc.	192,700	4,476,421

		5,996,907

HOTEL - 7.14%
Hersha Hospitality Trust	177,300	3,173,670
RLJ Lodging Trust	172,200	3,347,568

		6,521,238

MULTI-FAMILY - 10.21%
American Homes 4 Rent	163,500	3,283,080
Catchmark Timber Trust, Inc.	254,100	3,168,627
Five Point Holdings, LLC	77,900	1,110,854
Rayonier Inc.	27,100	953,378
William Lyon Homes - Class “A”	29,400	808,206

		9,324,145

OFFICE/INDUSTRIAL - 19.34%
Brandywine Realty Trust	270,100	4,289,188
City Office REIT, Inc.	332,900	3,848,324
Cousins Properties	514,500	4,465,860
Empire State Realty Trust, Inc. “A”	204,800	3,438,592
Liberty Property Trust	21,900	870,087
New York REIT, Inc.	35,010	753,065

		17,665,116

RETAIL - 4.86%
Brixmor Property Group, Inc.	203,900	3,109,475
Kite Realty Group Trust	87,600	1,334,148

		4,443,623

TOTAL COMMON STOCKS - 75.18%		68,667,875

PREFERRED STOCK - 8.50%

DIVERSIFIED/OTHER - 5.06%
Colony NorthStar, Inc., Series J, 7.150%, 9/22/2022	66,200	1,521,938
iSTAR Financial Inc, Series G, 7.650%, 6/7/2018	35,700	881,790
iSTAR Financial Inc., Series I, 7.500%, 6/7/2018	36,200	894,140
VEREIT, Inc., Series F, 6.700%, 1/3/2019	52,200	1,325,880

		4,623,748

HOTEL - 0.90%
Summit Hotel Properties, Series E, 6.250%, 11/13/2022	34,200	822,134

MULTI-FAMILY - 1.13%
American Homes 4 Rent, Series E, 6.350%, 6/29/2021	41,460	1,028,623

OFFICE - 1.41%
City Office REIT, Series A, 6.625%, 10/04/2021	54,300	1,292,340

TOTAL PREFERRED STOCKS - 8.50%		7,766,845

EXCHANGE TRADED FUNDS - 3.97%

REAL ESTATE - 3.97%
Real Estate Select Sector SPDR® ETF	58,300	1,811,964
Vanguard REIT ETF	24,000	1,811,280

		3,623,244

SELECT VALUE REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 - (unaudited)

	Shares	Fair Value

TOTAL EXCHANGE TRADED FUNDS - 3.97%		3,623,244

MONEY MARKET - 12.78%
Money Market Fiduciary 0.00274%*	11,669,210	11,669,210

NET INVESTMENTS IN SECURITIES - 100.43%		91,727,174
Liabilities in excess of other assets - (0.43)%		(395,755)

NET ASSETS -100%		$91,331,419

* Effective 7 day yield as of March 31, 2018.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$68,667,875	–	–	$68,667,875
Preferred Stocks	7,766,845			7,766,845
Exchange Traded Funds	3,623,244			3,623,244
Money Market	11,669,210	–	–	11,669,210

	$91,727,174	–	–	$91,727,174

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2018.

At March 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $98,661,915 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$743,104
Gross unrealized depreciation	(7,677,845)

Net unrealized depreciation	$(6,934,741)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer
99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: May 24, 2018

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 24, 2018